DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of gain regarding divestiture of disposal group

As of October 27, 2022
The carrying amount of any noncontrolling interest	$3,954
Net liabilities	24,276
28,230
Less: fair value of preferred shares issued to Stanley Star	24,592
Gain on disposal of subsidiaries	$3,638

Summary of carrying amounts of the major classes of assets and liabilities of the disposal group

As of October 27, 2022
Cash and cash equivalents	$97
Prepaid expenses and other current assets	1,983
Property and equipment, net	4
Intangible assets, net	20
TOTAL ASSETS	2,104

Accounts payable	(257)
Advance from customers	(163)
Long-term bank loan	(5,476)
Income tax payable	(2,225)
Amount due to Kaixin	(8,848)
VAT payable	(3,340)
Accrual expenses and other current liabilities	(6,071)
Total Liabilities	(26,380)

Net liabilities	$(24,276)

Zhejiang Taohaoche
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary of carrying amounts of the major classes of assets and liabilities of the disposal group

As of February 2, 2023
Consideration	$2,700

Cash	$2,662
Accrued expenses and other current liabilities	(61)
Foreign exchange adjustment	34
Net assets	$2,635

Gain on disposal of Zhejiang Taohaoche	$65